[USAA logo appears here.(R)]





                             USAA WORLD GROWTH Fund




                                     [Image appears here.]






                  Annual Report



                 --------------------------------------------
                   May 31, 2001

Table of CONTENTS
--------------------------------------------------------------------------------

      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              7

      MANAGERS' COMMENTARY ON THE FUND                                 9

      PORTFOLIO HIGHLIGHTS                                            15

      FINANCIAL INFORMATION

         Distributions to Shareholders                                17

         Independent Auditors' Report                                 18

         Portfolio of Investments                                     19

         Notes to Portfolio of Investments                            31

         Statement of Assets and Liabilities                          32

         Statement of Operations                                      33

         Statements of Changes in Net Assets                          34

         Notes to Financial Statements                                35

2

USAA
--------------------------------------------------------------------------------
                                Family of FUNDS

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
      EQUITY                      MONEY MARKET                  INDEX
--------------------------------------------------------------------------------
 Aggressive Growth*               Money Market           Extended Market Index

   Capital Growth             Tax Exempt Money Market      Global Titans Index

  Emerging Markets          Treasury Money Market Trust     Nasdaq-100 Index

 First Start Growth            State Money Market            S&P 500 Index

       Gold
                            ----------------------------------------------------
      Growth                      TAXABLE BOND             ASSET ALLOCATION
                            ----------------------------------------------------
  Growth & Income                  GNMA Trust             Balanced Strategy

    Income Stock            High-Yield Opportunities     Cornerstone Strategy

    International                    Income             Growth and Tax Strategy

Science & Technology         Intermediate-Term Bond         Growth Strategy

   Small Cap Stock              Short-Term Bond             Income Strategy

     World Growth           ------------------------
                                 TAX-EXEMPT BOND
                            ------------------------
                                    Long-Term

                                Intermediate-Term

                                   Short-Term

                                State Bond/Income
--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)', ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

*CLOSED TO NEW INVESTORS.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION

               Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:


               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours



               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA WORLD GROWTH FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.



               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2001, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT

[Photograph of the President
and Vice Chairman of the Board,
Christopher W. Claus, appears
here.]                                 "AS AN INVESTOR MYSELF, I KNOW
                                       HOW OVERWHELMING IT CAN BE TO
                                       MAKE SMART INVESTMENT DECISIONS
                                       IN VOLATILE MARKET CONDITIONS."


--------------------------------------------------------------------------------

               Since our last annual report, one thing has become very clear: We are facing one of the most challenging investment climates in several years. The slowing effects of 1999's higher interest rate environment on our economy, the swift, steep fall of technology stocks, and the evaporation of corporate earnings in several sectors have undoubtedly received a great deal of attention from media, investment companies, and economists alike--maybe a bit too much attention.

               As an investor myself, I know how overwhelming it can be to make smart investment decisions in volatile market conditions. It's a challenge for all investors--whether they invest in equity funds, fixed-income vehicles, or a combination of both. USAA Investments approaches this challenge the same way you and other investors do. Here are a few of the steps we take to deal with down markets.

 ...CONTINUED
--------------------------------------------------------------------------------

               WE LOOK FOR OPPORTUNITIES. We seek opportunities in EVERY market situation. For example, we look for companies with strong business fundamentals to invest in--companies that are best positioned to thrive when the economy improves--and take advantage of the low stock prices available in down markets.

               WE DIVERSIFY. We diversify our stock portfolios by investing in a wide range of sectors (basic materials, health care, technology, energy, consumer staples, etc.), and we diversify our overall investment portfolio by investing in both fixed-income and equity investments.

               WE MEASURE OUR PERFORMANCE. We believe it's important to provide strong performance to our members in ALL market conditions. One way we gauge our performance is through rankings of our funds by established financial benchmarking services. We are ranked by reputable financial information companies such as Morningstar, Inc., known for its Overall Morningstar Rating(TM) of mutual funds, and Lipper Analytical Services, a Reuters company that
               tracks  the   performance   of  more  than  47,000  mutual  funds
               worldwide.

               WE RELY ON INVESTMENT PROFESSIONALS. We depend on a team of highly qualified portfolio managers and securities analysts to research the markets and make sound buying and selling decisions, whether it's for an equity fund, fixed-income vehicle, money market instrument, or asset allocation fund.

6

 ...CONTINUED
--------------------------------------------------------------------------------
                               from the PRESIDENT


               WE STAY FOCUSED ON OUR GOALS. We advise our investors that TIME IN the market is more effective than TIMING the market. What that really means is sticking to the goals you've set in your investment plan. Our goal is to offer competitive mutual fund products and services to shareholders who seek the long-term rewards of investing. This goal guides all of our actions.

               WE MAINTAIN A POSITIVE OUTLOOK. We keep current economic and market conditions in perspective and look for indications of positive changes ahead. For example, at this writing, the Federal Reserve Board (the Fed) had made five interest rate reductions of 0.5% each since the beginning of 2001. While we may still see the effects of the previous year's tightening cycle now, these reductions are designed to stimulate the economy and, as a result, may help bolster corporate profits and the financial markets.

               We at USAA Investments are committed to helping you determine, plan, and potentially reach your investment goals. As always, I appreciate the opportunity to serve you, and I thank you for your trust and continued business.

               Sincerely,

               \s\ Christopher W. Claus

               Christopher W. Claus
               PRESIDENT AND VICE CHAIRMAN OF THE BOARD

               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW


USAA WORLD GROWTH FUND


OBJECTIVE
--------------------------------------------------------------------------------

               Capital appreciation.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests principally in a mix of foreign and domestic equity securities.

--------------------------------------------------------------------------------
                                           5/31/01              5/31/00
--------------------------------------------------------------------------------
  Net Assets                            $320.3 Million       $414.5 Million
  Net Asset Value Per Share                 $15.90               $20.61


--------------------------------------------------------------------------------
Average Annual Total Returns as of 5/31/01
--------------------------------------------------------------------------------
   1 YEAR                   5 YEARS                 SINCE INCEPTION ON 10/1/92
   -18.83%                   6.59%                             9.77%


               TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


                        CUMULATIVE PERFORMANCE COMPARISON
                        ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund, the Morgan Stanley Capital International(MSCI) World Index, and the Lipper Global Funds Average for the period of 10/1/92 through 5/31/01. The data points from the graph are as follows:

                  USAA WORLD             MSCI             LIPPER
                  GROWTH FUND            INDEX            AVERAGE
                  -----------           -------           -------

10/01/92            $10,000             $10,000           $10,000
11/30/92             10,140               9,897            10,116
05/31/93             11,260              11,586            11,475
11/30/93             11,859              11,651            12,556
05/31/94             12,773              12,700            13,475
11/30/94             12,885              12,718            13,440
05/31/95             13,317              14,020            14,263
11/30/95             14,114              15,061            15,249
05/31/96             16,303              16,516            17,019
11/30/96             17,172              17,877            17,987
05/31/97             18,998              19,332            19,659
11/30/97             19,282              20,118            20,098
05/31/98             22,092              23,201            23,276
11/30/98             20,181              24,139            22,322
05/31/99             22,547              26,249            23,956
11/30/99             25,844              29,262            28,145
05/31/00             27,640              29,818            29,417
11/30/00             24,071              27,026            26,690
05/31/01             22,434              25,328            25,061

DATA SINCE INCEPTION ON 10/1/92 THROUGH 5/31/01.




               The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund to the Morgan Stanley Capital International (MSCI) World Index and the Lipper Global Funds Average. The Lipper Average is an average performance level of all global funds, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. The MSCI World Index is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

MANAGERS'
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


[Photograph of the Portfolio
Managers appears here.]                 From left to right: Albert C. Sebastian,
                                        CFA (Foreign Securities);

                                        Kevin P. Moore (Foreign Securities); and

                                        Curt Rohrman, CFA (Domestic Securities).

--------------------------------------------------------------------------------

HOW DID THE USAA WORLD GROWTH FUND PERFORM?


               For the 12-month period ended May 31, 2001, your USAA World Growth Fund's total return was -18.83%, which compares with the Lipper Global Funds Average return of -13.41% and the Morgan Stanley Capital International (MSCI) World Index return of -15.06%. Overall, international equity returns were negatively affected by weaker currencies versus the U.S. dollar. The Fund's performance was positively affected by its overweight position in European and Canadian equities and its underweight position in Japan and the United States.






               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


               REFER TO THE BOTTOM OF PAGE 8 FOR THE LIPPER AVERAGE AND MSCI WORLD INDEX DEFINITIONS.

10

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


WHAT MARKET CONDITIONS AFFECTED THE DIFFERENT REGIONS OF THE FUND?

DEVELOPED MARKETS (EXCEPT JAPAN)
--------------------------------------------------------------------------------

               European equity markets were down for the period but outperformed other international markets. The more defensive sectors, such as health care, utilities, financials, and consumer staples, registered positive returns because of downgraded expectations about economic growth. Energy and mining stocks also had positive returns based on firmer commodity prices. Information technology and telecommunication services were by far the worst-performing sectors for the period.

               Overall, our position in Canadian equities had a positive return for the period. Poor performance in the information technology area was offset by the performance of our holdings in the financial, energy, and industrial sectors. Canadian National Railway, our largest position in Canada, performed particularly well.

JAPAN
--------------------------------------------------------------------------------

               Japan underperformed most other markets for the period as the inflated valuations surrounding many Internet-related stocks proved unsustainable. A number of prominent bankruptcies, as well as a deterioration in the asset quality in the banking sector, negatively affected equity performance. The consumer-discretionary, information technology, and telecommunication services sectors were the worst-performing sectors for the period.



               YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-30.

 ...CONTINUED
--------------------------------------------------------------------------------


EMERGING MARKETS
--------------------------------------------------------------------------------

               The year was one of tremendous turbulence in emerging markets. In July of 2000, Mexico swore in the first president in more than 70 years who did not belong to the long-ruling political party PARTIDO REVOLUCIONARIO INSTITUCIONAL (PRI). In addition, Taiwan also swore in its first president since the founding of the country who was not a member of the long-ruling party KUOMINTANG
               (KMT). Turkey and Argentina had to deal with debt and foreign payment pressure that resulted in assistance from the International Monetary Fund. The slowing U.S. economy and the crashing of U.S. technology stocks put considerable pressure on the equity markets in Asia.

UNITED STATES
--------------------------------------------------------------------------------

               Economic activity in the United States slowed abruptly during the period following a series of interest rate increases early in 2000. Reflecting the slowdown and a concurrent drop in corporate profitability, the S&P 500 Index declined 10.6% during the last 12 months.

               Hardest hit were technology stocks as corporate capital spending on information technology felt the brunt of corporate expense controls. The S&P 500 Index technology sector fell an incredible 46.2%. In an environment of slowing economic growth, sectors more traditionally associated with value- or defensive-oriented investment strategies posted the best gains:


               THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

12

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


               transportation, utilities, financials, basic materials, and energy. Given the economic backdrop, the 3.8% gain posted by the health care sector was surprisingly modest. In times of slowing corporate profits, health care stocks will traditionally experience better relative stock price performance.


WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?


DEVELOPED MARKETS
--------------------------------------------------------------------------------

               We have continued our strategy of being overweight in Canada and Europe. Specifically, we added to our banking and our railroad exposure in Canada. In Japan, we have very little exposure to the banking and insurance sectors, and have recently added companies to our defensive names such as Takeda Chemicals and West Japan Railway. Overall, we have continued to be overweight in information technology, with Nokia remaining the largest position in the international portion of the Fund.


EMERGING MARKETS
--------------------------------------------------------------------------------

               During the past year, we focused on buying companies that we felt would weather the downturn in global economic growth better than most other companies. We also concentrated on companies that had strong growth prospects linked to industry-specific and/or country-specific factors. For example, we believe that power demand in China will rise considerably during the next several years, so we invested in several Chinese power companies. We sell companies when we believe that their


               YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-30.

 ..CONTINUED
--------------------------------------------------------------------------------

               valuations have become too high and/or there is a material change to their operating outlook.


UNITED STATES
--------------------------------------------------------------------------------

               Our strategy remained consistent through the period. We seek a balanced mix of technology, health care, and consumer-oriented large-capitalization stocks offering sales and earnings growth prospects in excess of market averages. We sell stocks when our original purchase rationale no longer holds.


WHAT IS THE OUTLOOK?


DEVELOPED MARKETS
--------------------------------------------------------------------------------

               Although the economic slowdown has spread to regions outside the United States, we continue to view Europe and Canada positively. Canada looks particularly attractive because it has a large current account and budget surplus and is planning to implement financial reform and tax reduction this year. Although the fiscal position of Europe is not as favorable as Canada, many European countries will nevertheless be reducing tax rates this year. Also, lawmakers recently agreed on rules that would make hostile takeovers easier in the European Union. We continue to be underweight in Japanese equities because of the high level of financial and government debt. Japan has few policy tools at its disposal because of its large budget deficit and its need to recapitalize the banking sector.




               FOREIGN  INVESTING  IS  SUBJECT  TO  ADDITIONAL  RISKS,  SUCH  AS
               CURRENCY   FLUCTUATIONS,   MARKET   ILLIQUIDITY,   AND  POLITICAL
               INSTABILITY.

14

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


EMERGING MARKETS
--------------------------------------------------------------------------------

               We believe that valuations in many emerging markets are quite attractive which, combined with our belief that global economic growth will accelerate into 2002, will provide a positive backdrop for emerging markets. Although there is still no conclusive evidence that global economic growth has begun to rebound, we believe that the aggressive interest rate cuts in the United States support a rebound in growth going forward. Because the performance of emerging markets is closely linked to global growth, we believe the outlook is positive.


UNITED STATES
--------------------------------------------------------------------------------

               Our near- and long-term outlooks for the market are very bullish. The most significant factor for the overall market is the Federal Reserve Board's (the Fed's) apparent determination to avoid a domestic recession. Declining interest rates, and therefore capital costs, should encourage corporate capital spending in the second half of 2001. At the same time, commodity prices (outside of energy) exhibit no signs of inflationary pressures, and excess valuations have been wrung out of the market.

               Our outlook for stocks in the technology, health care, and consumer areas is very bullish as well. Innovation continues unabated in the technology and health care arenas. Sectors holding significant promise include mobile computing, wireless communications, optical networking, online gaming and entertainment, proteomics, disease management, and cardiac rhythm management. A maturing baby boomer generation and sustained high employment levels suggest that consumer spending patterns will remain strong.

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


                                ASSET ALLOCATION
                                     5/31/01

A pie chart is shown here depicting the Asset Allocation as of May 31, 2001 of the USAA World Growth Fund to be:

United States - 37.3%; Other* - 21.7%; United Kingdom - 10.9%; Japan - 8.0%; Canada - 6.3%; Netherlands - 5.9%; France 5.4%; and Finland - 3.1%.


*Includes countries with less than 3% of the portfolio and money market instruments.



     PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.



               YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-30.

16

 ...CONTINUED
--------------------------------------------------------------------------------
                                   HIGHLIGHTS

   -----------------------------------------
            TOP 10 EQUITY HOLDINGS
              (% of Net Assets)
   -----------------------------------------
   Nokia Corp. ADR                      2.0%

   Microsoft Corp.                      1.7%

   Canadian National Railway Co.        1.5%

   Target Corp.                         1.5%

   General Electric Co.                 1.5%

   Total Fina S.A. ADR                  1.4%

   Cisco Systems, Inc.                  1.3%

   Clear Channel Communications, Inc.   1.3%

   ING Group N.V.                       1.3%

   Texas Instruments, Inc.              1.3%
   -----------------------------------------



   --------------------------------------
             TOP 10 INDUSTRIES
             (% of Net Assets)
   --------------------------------------
   Drugs                             7.6%

   Electronics  - Semiconductors     5.9%

   Banks - Money Center              4.9%

   Insurance - Multiline Companies   4.7%

   Telephones                        4.6%

   Computer Software & Service       4.5%

   Communication Equipment           4.0%

   Banks - Major Regional            3.4%

   Oil - International Integrated    3.2%

   Railroads/Shipping                2.6%
   --------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------
                                to SHAREHOLDERS


USAA WORLD GROWTH FUND


               The following per share information describes the federal tax treatment of distributions made during the fiscal year ended May 31, 2001. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2002.

               The Fund has elected  under  Section 853 of the Internal  Revenue
               Code to pass through the credit for taxes paid in foreign countries. Per share foreign gross income earned and foreign taxes paid during the fiscal year by the Fund are $1.06 and $.02, respectively.


                       --------------------------------------
                       Ordinary income*              $ .19694

                       Long-term capital gains         .88915
                                                     --------
                       Total                         $1.08609
                                                     ========
                       --------------------------------------




               11.74% of ordinary income distributions qualifies for deduction by corporations.

               Total equalization debit utilized this year was $303,000.




               * INCLUDES DISTRIBUTION OF SHORT-TERM CAPITAL GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.

18

INDEPENDENT
--------------------------------------------------------------------------------
                                AUDITORS' Report


KPMG

THE SHAREHOLDERS AND BOARD OF TRUSTEES

               USAA WORLD GROWTH FUND


               We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA World Growth Fund, a series of the USAA Investment Trust, as of May 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 8 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

               We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA World Growth Fund as of May 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                          KPMG LLP

               San Antonio, Texas
               July 3, 2001


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USAA WORLD GROWTH Fund

May 31, 2001


                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INTERNATIONAL SECURITIES (61.3%)
            INTERNATIONAL STOCKS (61.2%)
            ARGENTINA (0.0%) A
   71,700   Perez Companc S.A. "B"                                     $     110
--------------------------------------------------------------------------------
            AUSTRALIA (0.1%)
  572,000   Pasminco Ltd. *                                                  131
--------------------------------------------------------------------------------
            AUSTRIA (0.6%)
   25,900   Boehler Uddeholm AG                                              941
   10,500   VA Technologie AG                                                336
   21,383   Vienna Airport (Flughafen Wien)                                  687
--------------------------------------------------------------------------------
                                                                           1,964
--------------------------------------------------------------------------------
            BRAZIL (0.6%)
4,470,000   Banco Itau S.A. (Preferred)                                      362
    6,600   Companhia Brasileira de Distribuicao
              Grupo Pao de Acucar ADR (Preferred)                            172
   13,900   Companhia de Bebidas das Americas ADR (Preferred)                312
7,600,000   Companhia Energetica de Minas Gerais (Cemig) (Preferred)          74
   12,260   Petroleo Brasileiro S.A. (Preferred)                             311
    9,600   Tele Norte Leste Participacoes S.A. ADR (Preferred)              152
    8,400   Telesp Celular Participacoes ADR                                 147
   14,200   Uniao de Bancos Brasileiros S.A. (Unibanco)  GDR (Preferred)     363
--------------------------------------------------------------------------------
                                                                           1,893
--------------------------------------------------------------------------------
            CANADA (6.3%)
   82,000   Anderson Exploration Ltd. *                                    1,877
   36,300   Bank of Montreal                                                 919
   70,985   C-MAC Industries, Inc. *                                       2,200
   60,800   Canadian Imperial Bank of Commerce                             1,977
  122,300   Canadian National Railway Co.                                  4,909
   55,500   Manulife Financial Corp.                                       1,497
   79,900   Nexen, Inc.                                                    2,043
   36,800   Sun Life Financial Services                                      806
  111,000   Suncor Energy, Inc.                                            2,996
   41,300   Toronto-Dominion Bank                                          1,068
--------------------------------------------------------------------------------
                                                                          20,292
--------------------------------------------------------------------------------

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USAA WORLD GROWTH Fund

May 31, 2001

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            CHINA (0.5%)
  985,000   Beijing Datang Power                                       $     366
   96,100   China Mobile Ltd. *                                              467
1,002,000   China Petroleum and Chemical Corp. "H"                           193
  144,000   China Unicom Ltd. *                                              234
    8,300   CNOOC  Ltd. ADR *                                                166
  156,000   Legend Holdings Ltd.                                             107
--------------------------------------------------------------------------------
                                                                           1,533
--------------------------------------------------------------------------------
            CZECH REPUBLIC (0.1%)
   46,200   Ceske Energeticke Zavody A.S. *                                  125
--------------------------------------------------------------------------------
            DENMARK (1.2%)
  349,196   Nordea AB                                                      1,941
   47,500   TDC A/S "B" *                                                  1,993
--------------------------------------------------------------------------------
                                                                           3,934
--------------------------------------------------------------------------------
            FINLAND (3.1%)
   93,677   Metso OYJ                                                      1,002
  216,200   Nokia Corp. ADR                                                6,322
   52,450   Perlos Corp.                                                     658
  219,000   Sampo OYJ                                                      1,852
--------------------------------------------------------------------------------
                                                                           9,834
--------------------------------------------------------------------------------
            FRANCE (5.4%)
   22,500   Accor S.A.                                                       916
   40,209   Aventis S.A.                                                   2,979
   47,505   CNP Assurances                                                 1,478
   48,000   Coflexip ADR                                                   3,498
   13,000   Eramet Group                                                     469
  106,000   Gemplus International S.A. *                                     382
   13,130   ISIS S.A.                                                      1,348
   25,000   Renault S.A.                                                   1,166
   35,700   Rhodia S.A.                                                      420
   61,574   Total Fina S.A. ADR                                            4,540
--------------------------------------------------------------------------------
                                                                          17,196
--------------------------------------------------------------------------------

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USAA WORLD GROWTH Fund

May 31, 2001

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            GERMANY (2.3%)
   27,400   Bayerische Hypo Vereinsbank AG                             $   1,316
   43,800   Continental AG                                                   606
   66,750   E. On AG                                                       3,321
   34,200   Merck KGaA                                                     1,131
    7,910   SAP AG                                                         1,107
--------------------------------------------------------------------------------
                                                                           7,481
--------------------------------------------------------------------------------
            HONG KONG (0.6%)
  195,000   Amoy Properties Ltd.                                             213
   70,000   Cheung Kong Holdings Ltd.                                        765
   24,400   Dah Sing Financial Group                                         130
  572,000   Giordano International Ltd.                                      325
  140,000   Li & Fung Ltd.                                                   245
   14,000   Sun Hung Kai Properties Ltd.                                     131
--------------------------------------------------------------------------------
                                                                           1,809
--------------------------------------------------------------------------------
            HUNGARY (0.0%) A
    1,900   Magyar Tavkozlesi Rt. (MATAV) ADR                                 29
    6,000   MOL Magyar Olaj - es Gazipari Rt.                                 87
--------------------------------------------------------------------------------
                                                                             116
--------------------------------------------------------------------------------
            INDIA (0.5%)
    7,800   Cipla Ltd. *                                                     184
   10,300   Hindalco Industries Ltd.                                         190
    6,090   Infosys Technologies Ltd.                                        489
   11,500   ITC Ltd.                                                         195
   45,300   Larsen & Toubro Ltd.                                             239
   13,800   Reliance Industries Ltd.                                         115
    3,100   Wipro Ltd.                                                       111
--------------------------------------------------------------------------------
                                                                           1,523
--------------------------------------------------------------------------------
            ISRAEL (0.2%)
    4,300   Check Point Software Technologies Ltd. *                         231
    6,800   Teva Pharmaceutical Industries Ltd. ADR                          393
--------------------------------------------------------------------------------
                                                                             624
--------------------------------------------------------------------------------

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USAA WORLD GROWTH Fund

May 31, 2001

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            ITALY (2.5%)
   47,000   ENI S.p.A. ADR                                             $   3,041
  224,500   Italgas S.p.A.                                                 1,912
   85,300   Telecom Italia S.p.A.                                            814
  442,400   Telecom Italia S.p.A. Savings                                  2,323
--------------------------------------------------------------------------------
                                                                           8,090
--------------------------------------------------------------------------------
            JAPAN (8.0%)
   28,200   Asatsu DK                                                        658
   32,000   Daibiru Corp.                                                    213
   64,000   Fujitsu Ltd.                                                     831
   21,000   Ito-Yokado Co. Ltd.                                            1,101
   23,400   Meitec Corp.                                                     795
  134,000   Mitsui Fudosan Co. Ltd.                                        1,274
   16,500   Murata Manufacturing Co. Ltd.                                  1,313
  242,000   Nikko Securities Co. Ltd.                                      1,964
      231   Nippon Telegraph & Telephone Corp. (NTT)                       1,430
       73   NTT Mobile Communication Network, Inc.                         1,400
   32,450   Paris Miki, Inc.                                                 964
    4,700   Pasona Softbank, Inc.                                             46
   30,450   Sanix, Inc.                                                    1,539
   28,000   Shin-Etsu Chemical Co. Ltd.                                    1,084
   35,700   Sony Corp.                                                     2,754
  196,000   Sumitomo Corp.                                                 1,403
   70,000   Sumitomo Electric Industries Ltd.                                935
   55,000   Takeda Chemical Industries Ltd.                                2,799
  210,000   Toshiba Corp.                                                  1,192
      403   West Japan Railway                                             2,037
--------------------------------------------------------------------------------
                                                                          25,732
--------------------------------------------------------------------------------
            KOREA (0.8%)
   13,500   Housing & Commercial  Bank                                       297
   14,000   Hyundai Motor Co. Ltd                                            276
   24,143   Korea Telecom Corp. ADR                                          563
    4,200   Korea Telecom Freetel *                                          132
    4,498   Samsung Electronics Co. Ltd.                                     744

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USAA WORLD GROWTH Fund

May 31, 2001

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    3,800   Samsung SDI Co. Ltd.                                       $     182
    3,100   Samsung Securities Co. Ltd. *                                     93
   30,000   Shinhan Bank                                                     282
      650   Sk Telecom Co. Ltd.                                              111
--------------------------------------------------------------------------------
                                                                           2,680
--------------------------------------------------------------------------------
            MALAYSIA (0.1%)
   83,200   Public Bank Bhd                                                   56
  110,500   Public Bank Bhd (Local)                                           67
   56,000   Sime Darby Bhd                                                    57
   34,200   Telekom Malaysia Bhd                                              71
--------------------------------------------------------------------------------
                                                                             251
--------------------------------------------------------------------------------
            MEXICO (1.1%)
   19,100   America Movil S.A. de C.V. ADR *                                 390
    7,900   Cemex S.A. de C.V. ADR                                           209
   27,100   Coca Cola Femsa S.A. de C.V. ADR                                 606
   12,500   Fomento Economico Mexicano S.A. de C.V. ADR                      536
  268,900   Grupo Financiero Banamex Accival S.A. de C.V. "O"                691
  355,600   Grupo Financiero BBVA Bancomer S.A. de C.V. *                    328
    6,400   Grupo Modelo S.A. de C.V. "C"                                     17
   19,400   Telefonos de Mexico S.A. de C.V. ADR                             669
    8,400   Tubos de Acero de Mexico S.A. ADR                                107
--------------------------------------------------------------------------------
                                                                           3,553
--------------------------------------------------------------------------------
            NETHERLANDS (5.9%)
   82,400   Akzo Nobel N.V.                                                3,554
   54,800   Fortis NL N.V.                                                 1,350
   23,000   Gucci Group N.V.                                               2,078
   62,550   ING Group N.V.                                                 4,073
   55,779   Koninklijke KPN N.V. *                                           520
  111,391   Koninklijke Philips Electronics N.V.                           3,085
   64,400   Oce-van der Grinten N.V.                                         798
   94,900   Versatel Telecom *                                               401
   40,100   VNU N.V.                                                       1,570
   64,700   Vopak Kon                                                      1,464
--------------------------------------------------------------------------------
                                                                          18,893
--------------------------------------------------------------------------------

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USAA WORLD GROWTH Fund

May 31, 2001

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            NORWAY (0.6%)
   50,000   DNB Holdings ASA                                           $     211
  232,000   Storebrand ASA                                                 1,730
--------------------------------------------------------------------------------
                                                                           1,941
--------------------------------------------------------------------------------
            POLAND (0.1%)
   33,000   Telekomunikacja Polska S.A.                                      172
--------------------------------------------------------------------------------
            PORTUGAL (1.6%)
  448,152   Banco Comercial Portugues S.A. *                               1,770
  163,000   Brisa-Auto Estrada de Portugal S.A.                            1,476
  166,500   Portugal Telecom S.A. ADR *                                    1,328
   67,736   Telecel-Comunicacoes Pessoais S.A. *                             635
--------------------------------------------------------------------------------
                                                                           5,209
--------------------------------------------------------------------------------
            RUSSIA (0.1%)
    8,200   LUKoil Holdings ADR                                              427
--------------------------------------------------------------------------------
            SINGAPORE (0.1%)
   56,000   Overseas Union Bank                                              215
--------------------------------------------------------------------------------
            SOUTH AFRICA (0.6%)
   43,600   ABSA Group Ltd.                                                  190
   27,700   Anglo American plc                                               448
    4,300   Impala Platinum Holdings Ltd.                                    254
    6,200   Nedcor Ltd.                                                      118
   32,200   SASOL Ltd.                                                       317
   14,600   South African Breweries plc                                      108
   84,400   Standard Bank Investment Corp. Ltd.                              355
--------------------------------------------------------------------------------
                                                                           1,790
--------------------------------------------------------------------------------
            SPAIN (2.4%)
  115,937   Altadis S.A.                                                   1,438
  181,193   Banco Bilbao Vizcaya Argentaria                                2,467
  112,550   Repsol S.A.                                                    2,004
   41,643   Telefonica de Espana S.A. ADR *                                1,849
--------------------------------------------------------------------------------
                                                                           7,758
--------------------------------------------------------------------------------

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USAA WORLD GROWTH Fund

May 31, 2001

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            SWEDEN (2.2%)
  109,000   Autoliv, Inc. GDR                                          $   1,999
  488,744   Nordea AB                                                      2,717
   83,280   Skandinaviska Enskilda Banken "A"                                768
  361,886   Swedish Match AB                                               1,669
--------------------------------------------------------------------------------
                                                                           7,153
--------------------------------------------------------------------------------
            SWITZERLAND (2.0%)
   58,160   Novartis AG                                                    2,209
   24,600   STMicroelectronics N. V.                                         874
    1,780   Sulzer AG P.C.                                                   680
   53,222   Syngenta AG *                                                  2,621
--------------------------------------------------------------------------------
                                                                           6,384
--------------------------------------------------------------------------------
            TAIWAN (0.7%)
   17,000   Ambit Microsystems Corp.                                          91
   24,000   Asustek Computer Inc.                                            117
  462,000   Bank Sinopac *                                                   209
  444,000   China Steel Corp.                                                238
  205,000   Chinatrust Commercial Bank *                                     143
   47,500   Compal Electronics, Inc.                                          64
   89,000   Delta Electronics, Inc.                                          197
   19,000   Quanta Computer, Inc.                                             63
  201,900   Taiwan Semiconductor Manufacturing Co. *                         533
  237,300   United Microelectronics *                                        364
   23,000   Via Technologies, Inc. *                                         176
--------------------------------------------------------------------------------
                                                                           2,195
--------------------------------------------------------------------------------
            UNITED KINGDOM (10.9%)
   56,900   AstraZeneca Group plc                                          2,683
  184,300   Bank of Scotland                                               2,091
  544,400   Billiton plc                                                   2,769
   29,000   BOC Group plc                                                    436
  134,500   Cable & Wireless plc                                             877
  344,900   Cadbury Schweppes plc                                          2,226
  134,786   Celltech Group plc *                                           2,263
  156,600   CGNU plc                                                       2,052
1,000,000   Cookson Group plc                                              2,340
  690,000   Corporate Services Group plc *                                   494
   35,600   GlaxoSmithkline plc ADR                                        1,947

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USAA WORLD GROWTH Fund

May 31, 2001

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
  375,000   Old Mutual plc                                             $     826
   91,800   Powergen plc                                                     942
  241,000   Reckitt Benckiser plc                                          3,188
  192,886   Reuters Group plc                                              2,694
  132,800   Royal Bank Scotland Group                                      3,051
  463,700   Tomkins plc                                                    1,243
    7,000   Vodafone Group plc ADR                                           181
  237,722   WPP Group plc                                                  2,585
--------------------------------------------------------------------------------
                                                                          34,888
--------------------------------------------------------------------------------
            Total international stocks (cost: $163,080)                  195,896
--------------------------------------------------------------------------------



PRINCIPAL
   AMOUNT
    (000)
-----------
            INTERNATIONAL BONDS (0.1%)
            JAPAN
$     400   MBL International Finance (Bermuda) Trust, 3.00%, 11/30/2002
              (cost: $400)                                                   404
--------------------------------------------------------------------------------
            Total international securities (cost: $163,480)              196,300
--------------------------------------------------------------------------------



   NUMBER
OF SHARES
-----------
            U.S. STOCKS (37.3%)
            ALUMINUM (1.2%)
   86,000   Alcoa, Inc.                                                    3,711
--------------------------------------------------------------------------------
            BANKS - MAJOR REGIONAL (1.0%)
   72,000   Mellon Financial Corp.                                         3,299
--------------------------------------------------------------------------------
            BEVERAGES - NONALCOHOLIC (1.1%)
   81,000   PepsiCo, Inc.                                                  3,626
--------------------------------------------------------------------------------
            BIOTECHNOLOGY (1.1%)
   40,000   Amgen, Inc. *                                                  2,655
   12,000   Genentech, Inc. *                                                601
    6,700   Med Immune, Inc. *                                               267
--------------------------------------------------------------------------------
                                                                           3,523
--------------------------------------------------------------------------------

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USAA WORLD GROWTH Fund

May 31, 2001

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            BROADCASTING - RADIO & TV (1.3%)
   70,000   Clear Channel Communications, Inc. *                       $   4,268
--------------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT (2.0%)
   25,000   CIENA Corp. *                                                  1,354
   47,000   JDS Uniphase Corp. *                                             785
  114,000   Lucent Technologies, Inc.                                        898
   68,400   Nortel Networks Corp.                                            912
   42,000   QUALCOMM, Inc. *                                               2,551
--------------------------------------------------------------------------------
                                                                           6,500
--------------------------------------------------------------------------------
            COMPUTER - HARDWARE (1.8%)
  134,000   Dell Computer Corp. *                                          3,264
   68,000   Hewlett-Packard Co.                                            1,994
   78,500   Palm, Inc. *                                                     442
--------------------------------------------------------------------------------
                                                                           5,700
--------------------------------------------------------------------------------
            COMPUTER - NETWORKING (1.8%)
   23,000   Brocade Communications Systems, Inc. *                           897
  210,000   Cisco Systems, Inc. *                                          4,045
   21,000   Juniper Networks, Inc. *                                         893
--------------------------------------------------------------------------------
                                                                           5,835
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICE (3.9%)
   36,000   BEA Systems, Inc. *                                            1,292
   57,400   i2 Technologies, Inc. *                                        1,153
    3,247   Informix Corp. *                                                  15
   80,000   Microsoft Corp. *                                              5,534
  153,000   Oracle Corp. *                                                 2,341
   19,000   Siebel Systems, Inc. *                                           862
   21,000   Veritas Software Corp. *                                       1,384
--------------------------------------------------------------------------------
                                                                          12,581
--------------------------------------------------------------------------------
            DRUGS (2.5%)
   34,000   Merck & Co., Inc.                                              2,481
   73,000   Pfizer, Inc.                                                   3,131
   46,000   Pharmacia Corp.                                                2,234
--------------------------------------------------------------------------------
                                                                           7,846
--------------------------------------------------------------------------------

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USAA WORLD GROWTH Fund

May 31, 2001

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT (1.5%)
  100,000   General Electric Co.                                       $   4,900
--------------------------------------------------------------------------------
            ELECTRONICS - INSTRUMENTATION (0.6%)
   48,000   Teradyne, Inc. *                                               1,913
--------------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (4.0%)
   47,000   Analog Devices, Inc. *                                         2,094
  104,000   Intel Corp.                                                    2,809
   27,000   Linear Technology Corp.                                        1,296
   63,000   Micron Technology, Inc. *                                      2,362
  121,000   Texas Instruments, Inc.                                        4,129
--------------------------------------------------------------------------------
                                                                          12,690
--------------------------------------------------------------------------------
            ENTERTAINMENT (2.1%)
   75,000   AOL Time Warner, Inc. *                                        3,917
   90,000   Walt Disney Co.                                                2,846
--------------------------------------------------------------------------------
                                                                           6,763
--------------------------------------------------------------------------------
            EQUIPMENT - SEMICONDUCTORS (1.9%)
   75,000   Applied Materials, Inc. *                                      3,745
   27,000   KLA-Tencor Corp. *                                             1,393
   20,000   PMC-Sierra, Inc. *                                               626
   11,000   Vitesse Semiconductor Corp. *                                    272
--------------------------------------------------------------------------------
                                                                           6,036
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (0.8%)
   39,000   Morgan Stanley Dean Witter & Co.                               2,535
--------------------------------------------------------------------------------
            HEALTH CARE - DIVERSIFIED (1.5%)
   33,000   Bristol-Myers Squibb Co.                                       1,790
   32,000   Johnson & Johnson, Inc.                                        3,102
--------------------------------------------------------------------------------
                                                                           4,892
--------------------------------------------------------------------------------
            INSURANCE - MULTILINE COMPANIES (1.1%)
   42,000   American International Group, Inc.                             3,402
--------------------------------------------------------------------------------
            MANUFACTURING - DIVERSIFIED INDUSTRIES (0.1%)
   19,000   Corning, Inc.                                                    360
--------------------------------------------------------------------------------
            MANUFACTURING - SPECIALIZED (0.8%)
   44,000   Avery Dennison Corp.                                           2,573
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
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USAA WORLD GROWTH Fund

May 31, 2001

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SUPPLIES (1.1%)
    8,200   Applera Corp.                                              $     252
   74,000   Medtronic, Inc.                                                3,181
--------------------------------------------------------------------------------
                                                                           3,433
--------------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (0.8%)
   65,000   Baker Hughes, Inc.                                             2,561
--------------------------------------------------------------------------------
            PERSONAL CARE (1.2%)
   85,000   Avon Products, Inc.                                            3,720
--------------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISING (1.5%)
  130,000   Target Corp.                                                   4,914
--------------------------------------------------------------------------------
            SERVICES - COMMERCIAL & CONSUMER (0.2%)
   14,000   Gemstar-TV Guide International, Inc. *                           509
--------------------------------------------------------------------------------
            TELEPHONES (0.4%)
   50,000   Allegiance Telecom, Inc. *                                       772
  165,000   Metromedia Fiber Network, Inc. "A" *                             663
--------------------------------------------------------------------------------
                                                                           1,435
--------------------------------------------------------------------------------
            Total U.S. stocks (cost: $90,306)                            119,525
--------------------------------------------------------------------------------


PRINCIPAL
   AMOUNT
    (000)
-----------
            MONEY MARKET INSTRUMENT (0.6%)
$   2,039   Federal National Mortgage Assn. Discount Note, 4.09%,
              6/01/2001  (cost: $2,039)                                    2,039
--------------------------------------------------------------------------------
            Total investments (cost: $255,825)                         $ 317,864
================================================================================


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--------------------------------------------------------------------------------
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USAA WORLD GROWTH Fund

May 31, 2001


PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------
Drugs                                    7.6%

Electronics - Semiconductors             5.9

Banks - Money Center                     4.9

Insurance - Multiline Companies          4.7

Telephones                               4.6

Computer Software & Service              4.5

Communication Equipment                  4.0

Banks - Major Regional                   3.4

Oil - International Integrated           3.2

Railroads/Shipping                       2.6

Chemicals - Specialty                    2.4

Oil & Gas - Drilling/Equipment           2.3

Entertainment                            2.1

Beverages - Nonalcoholic                 2.0

Computer - Hardware                      1.9

Computer - Networking                    1.8

Electrical Equipment                     1.8

Equipment - Semiconductors               1.7

Finance - Diversified                    1.6

Electric Utilities                       1.5

Health Care - Diversified                1.5

Retail - General Merchandising           1.5

Manufacturing - Diversified Industries   1.4

Broadcasting - Radio & TV                1.3

Oil & Gas - Exploration & Production     1.3

Aluminum                                 1.2

Personal Care                            1.2

Biotechnology                            1.1

Electronics - Computer Distributors      1.1

Medical Products & Supplies              1.1

Metals/Mining                            1.1

Advertising/Marketing                    1.0

Home Furnishings & Appliances            1.0

Household Products                       1.0

Investment Banks / Brokerage             1.0

Telecommunications - Cellular/Wireless   1.0

Tobacco                                  1.0

Other                                   14.9
                                        ----
Total                                   99.2%
                                        ====

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS

USAA WORLD GROWTH Fund

May 31, 2001



GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentage of the investments to net assets.

          ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

          GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Represents less than 0.1% of net assets.

          * Non-income-producing security.




          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)

USAA WORLD GROWTH Fund

May 31, 2001



ASSETS
   Investments in securities, at market value (identified cost of $255,825)    $ 317,864
   Cash                                                                               25
   Cash denominated in foreign currencies (identified cost of $604)                  551
   Receivables:
      Capital shares sold                                                             11
      Dividends and interest                                                         736
      Securities sold                                                              2,131
                                                                               ---------
         Total assets                                                            321,318
                                                                               ---------

LIABILITIES
   Securities purchased                                                              653
   Unrealized depreciation on foreign currency contracts held, at value                1
   Capital shares redeemed                                                            82
   USAA Investment Management Company                                                214
   USAA Transfer Agency Company                                                       75
   Accounts payable and accrued expenses                                              24
                                                                               ---------
         Total liabilities                                                         1,049
                                                                               ---------
            Net assets applicable to capital shares outstanding                $ 320,269
                                                                               =========

REPRESENTED BY:
   Paid-in capital                                                             $ 268,664
   Accumulated undistributed net investment income                                 1,229
   Accumulated net realized loss on investments                                  (11,580)
   Net unrealized appreciation of investments                                     62,039
   Net unrealized depreciation on foreign currency translations                      (83)
                                                                               ---------
            Net assets applicable to capital shares outstanding                $ 320,269
                                                                               =========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                20,146
                                                                               =========
   Net asset value, redemption price, and offering price per share             $   15.90
                                                                               =========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS
                                 (in thousands)

USAA WORLD GROWTH Fund

Year ended May 31, 2001



NET INVESTMENT INCOME
   Income:
      Dividends (net of foreign taxes withheld of $616)               $   5,135
      Interest                                                              646
                                                                      ---------
         Total income                                                     5,781
                                                                      ---------

   Expenses:
      Management fees                                                     2,811
      Transfer agent's fees                                                 914
      Custodian's fees                                                      307
      Postage                                                               123
      Shareholder reporting fees                                             18
      Trustees' fees                                                          5
      Registration fees                                                      33
      Professional fees                                                      39
      Other                                                                   8
                                                                      ---------
         Total expenses                                                   4,258
      Expenses paid indirectly                                               (4)
                                                                      ---------
         Net expenses                                                     4,254
                                                                      ---------
            Net investment income                                         1,527
                                                                      ---------

NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized loss on:
      Investments                                                       (11,034)
      Foreign currency transactions                                        (251)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                       (66,292)
      Foreign currency translations                                         (43)
                                                                      ---------
            Net realized and unrealized loss                            (77,620)
                                                                      ---------
Decrease in net assets resulting from operations                      $ (76,093)
                                                                      =========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS
                            (in thousands)

USAA WORLD GROWTH Fund

Years ended May 31,

                                                              2001       2000
                                                           --------------------
FROM OPERATIONS
   Net investment income                                   $   1,527  $   1,446
   Net realized gain (loss) on investments                   (11,034)    33,244
   Net realized loss on foreign currency transactions           (251)      (108)
   Change in net unrealized appreciation/depreciation of:
      Investments                                            (66,292)    38,320
      Foreign currency translations                              (43)        (8)
                                                           --------------------
         Increase (decrease) in net assets resulting
         from operations                                     (76,093)    72,894
                                                           --------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (1,423)    (1,104)
                                                           --------------------
   Net realized gains                                        (20,253)   (26,002)
                                                           --------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                 112,667    131,190
   Reinvested dividends                                       21,015     26,625
   Cost of shares redeemed                                  (130,114)  (115,835)
                                                           --------------------
         Increase in net assets from capital
         share transactions                                    3,568     41,980
                                                           --------------------
Net increase (decrease) in net assets                        (94,201)    87,768

NET ASSETS
   Beginning of period                                       414,470    326,702
                                                           --------------------
   End of period                                           $ 320,269  $ 414,470
                                                           ====================
Accumulated undistributed net investment income:
   End of period                                           $   1,229  $   1,330
                                                           ====================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                 6,077      6,452
   Shares issued for dividends reinvested                      1,008      1,347
   Shares redeemed                                            (7,048)    (5,728)
                                                           --------------------
      Increase in shares outstanding                              37      2,071
                                                           ====================


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements

USAA WORLD GROWTH Fund

May 31, 2001



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 11 separate funds. The information presented in this annual report pertains only to the USAA World Growth Fund (the Fund). The Fund's investment objective is capital appreciation.

          A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

              1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

              2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

              3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

36

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA WORLD GROWTH Fund

May 31, 2001


              4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Board of Trustees.

          B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund elected to utilize equalization debits by which a portion of the cost of redemptions, which occurred during the year ended May 31, 2001, reduced accumulated net realized gain. As a result of this and other permanent differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to increase paid-in capital by $303,000, decrease accumulated undistributed net investment income by $205,000, and increase accumulated net realized loss on investments by $98,000.

          C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA WORLD GROWTH Fund

May 31, 2001


              accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

          D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Because the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

              2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

              Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

              Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net invest-

38

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA WORLD GROWTH Fund

May 31, 2001


              ment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. See
              Note 1(B). Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

          E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended May 31, 2001, custodian fee offset arrangements reduced expenses by $4,000.

          F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2)  LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million--$400 million with USAA  Capital  Corporation  (CAPCO),  an affiliate of the
          Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Before January 10, 2001, the Fund had two agreements with CAPCO--$250 million committed and $500 million uncommitted.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA WORLD GROWTH Fund

May 31, 2001


          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the year ended May 31, 2001.


(3)  DISTRIBUTIONS
--------------------------------------------------------------------------------

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2001, the Fund had a post-October deferred capital loss, for federal income tax purposes, of $10,815,000, which will be recognized for tax purposes on the first day of the following fiscal year.


(4)  INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases  and proceeds  from sales of  securities,  excluding
          short-term  securities,   for  the  year  ended  May  31,  2001,  were
          $144,075,000 and $137,965,000, respectively.

          The cost of securities at May 31, 2001, for federal income tax purposes, was $256,703,000. Gross unrealized appreciation and depreciation of investments at May 31, 2001, for tax purposes, were $97,267,000 and $36,106,000, respectively.

40

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA WORLD GROWTH Fund

May 31, 2001



(5)  FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

          At May 31, 2001, the terms of open foreign currency contracts were as follows (in thousands):

          Foreign Currency Contracts to Buy:

-----------------------------------------------------------------------------------
                           U.S. DOLLAR
 EXCHANGE   CONTRACTS TO   VALUE AS OF    IN EXCHANGE     UNREALIZED    UNREALIZED
   DATE        RECEIVE       5/31/01    FOR U.S. DOLLAR  APPRECIATION  DEPRECIATION
-----------------------------------------------------------------------------------

 06/01/01        155          $ 66           $ 66             $ -           $ -
           Brazilian Real
-----------------------------------------------------------------------------------


          Foreign Currency Contracts to Sell:


-----------------------------------------------------------------------------------
                           U.S. DOLLAR
 EXCHANGE   CONTRACTS TO   VALUE AS OF    IN EXCHANGE     UNREALIZED    UNREALIZED
   DATE        DELIVER       5/31/01    FOR U.S. DOLLAR  APPRECIATION  DEPRECIATION
-----------------------------------------------------------------------------------

 06/01/01      8,840          $ 74           $ 73             $ -           $(1)
            Japanese Yen
-----------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA WORLD GROWTH Fund

May 31, 2001



(6)  TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

          A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at 0.75% of its annual average net assets.

          B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

          C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.


 (7)  TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

42

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA WORLD GROWTH Fund

May 31, 2001



(8)  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

          Per share operating performance for a share outstanding throughout each period is as follows:

                                              Year Ended May 31,
                           ------------------------------------------------------------
                              2001         2000         1999         1998         1997
                           ------------------------------------------------------------

Net asset value at
   beginning of period     $  20.61     $  18.11     $  18.36     $  16.84     $  15.50
Net investment income           .07          .05          .10          .11          .11
Net realized and
   unrealized gain (loss)     (3.70)        3.94          .27         2.51         2.28
Distributions from net
   investment income           (.07)        (.06)        (.10)        (.08)        (.14)
Distributions of realized
   capital gains              (1.01)       (1.43)        (.52)       (1.02)        (.91)
                           ------------------------------------------------------------
Net asset value at
   end of period           $  15.90     $  20.61     $  18.11     $  18.36     $  16.84
                           ============================================================
Total return (%) *           (18.83)       22.59         2.06        16.29        16.52
Net assets at end
   of period (000)         $320,269     $414,470     $326,702     $356,880     $306,799
Ratio of expenses to
   average net assets (%)      1.14a        1.12         1.16         1.13         1.20
Ratio of net investment
   income to average
   net assets (%)               .41          .39          .55          .64          .63
Portfolio turnover (%)        38.30        39.20        51.19        45.04        50.02




* Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement.

NOTES
--------------------------------------------------------------------------------

                    TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                                Robert L. Mason
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks
                                Richard A. Zucker

         INVESTMENT ADVISER,    USAA Investment Management Company
                UNDERWRITER,    9800 Fredericksburg Road
             AND DISTRIBUTOR    San Antonio, Texas 78288

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               LEGAL COUNSEL    Goodwin Procter LLP
                                Exchange Place
                                Boston, Massachusetts 02109

                   CUSTODIAN    State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

        INDEPENDENT AUDITORS    KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central Time
            ASSISTANCE HOURS    Monday - Friday 6 a.m. to 10 p.m.
                                Saturday 8:30 a.m. to 5 p.m.
                                Sunday 11:30 a.m. to 8 p.m.

              FOR ADDITIONAL    1-800-531-8181, (in San Antonio) 456-7200
           INFORMATION ABOUT    For account servicing, exchanges, or
                MUTUAL FUNDS    redemptions
                                1-800-531-8448, (in San Antonio) 456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, (in San Antonio) 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
           USAA TOUCHLINE(R)    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, (in San Antonio) 498-8777

             INTERNET ACCESS    USAA.COM



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                                                                           Paper

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